Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents
5.
Cash and cash equivalents

Cash and cash equivalents as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Cash and cash equivalent breakdown	As of December 31, 2023	As of December 31, 2022
Cash	4,402	6,566
Current account	472,313	190,061
Total	476,715	196,627

There are no restricted financial instruments as of December 31, 2023, and December 31, 2022.